Agreements With General Motors - Additional Information (Details) $ / shares in Units, $ in Thousands				12 Months Ended
	Sep. 30, 2023 USD ($)	Feb. 16, 2023 USD ($) shares	Jan. 30, 2023 USD ($) $ / shares shares	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Oct. 03, 2023 USD ($)	Oct. 02, 2023	Jul. 31, 2023 $ / shares
Disclosure of detailed information about investment property [line items]
Derivative fair value			$ 33,194	$ 0
Change in the fair value of the derivative				$ 22,379	$ 44,570
Investment in Arena Minerals					$ 17,276	$ 0
General Motors Holding LLC
Disclosure of detailed information about investment property [line items]
Equity investment from investor			650,000
Acquisition percentage				100.00%
Equity Investment From Investor			$ 650,000
General Motors Holding LLC | Discontinued Operations
Disclosure of detailed information about investment property [line items]
Change in the fair value of the derivative	$ 32,824
General Motors Holding LLC | Volatility
Disclosure of detailed information about investment property [line items]
Derivative inputs			0.5834				0.4913
General Motors Holding LLC | Share Price
Disclosure of detailed information about investment property [line items]
Derivative inputs			0.2199				0.1701
General Motors Holding LLC | Risk-Free Rate
Disclosure of detailed information about investment property [line items]
Derivative inputs			0.0477				0.0568
General Motors Holding LLC | Expected Dividend [member]
Disclosure of detailed information about investment property [line items]
Derivative inputs			0				0
Tranche One | General Motors Holding LLC
Disclosure of detailed information about investment property [line items]
Issue of equity		$ 320,148
Number of shares issued | shares		15,002,000
Financial advisory fees and other transaction costs			$ 16,977
Tranche Two | General Motors Holding LLC
Disclosure of detailed information about investment property [line items]
Derivative fair value			33,194
Remaining balance of investment to commons shares			286,954
Equity investment from investor		$ 330,000	$ 330,000
Subscribed For Common Shares | shares			2.000
Investment Agreement Expiration Date				2024-08
Transaction cost related to derivative expense			$ 1,760
Transaction cost related to parent investment			$ 15,217
Purchase price per share | $ / shares			$ 27.74
Equity Investment From Investor		$ 330,000	$ 330,000
Tranche Two | General Motors Holding LLC | Top of Range
Disclosure of detailed information about investment property [line items]
Subscription price per share | $ / shares								$ 27.74
Investment in Arena Minerals				$ 330,000
Tranche Two | General Motors Holding LLC | Bottom of Range
Disclosure of detailed information about investment property [line items]
Percentage of issued and outstanding shares								20.00%